Annual Total Returns [BarChart] - SFT Real Estate Securities Fund - Class 2	May 01, 2021 [1]
Bar Chart Table:
Annual Return 2011	5.42%
Annual Return 2012	17.90%
Annual Return 2013	1.15%
Annual Return 2014	30.37%
Annual Return 2015	4.99%
Annual Return 2016	4.40%
Annual Return 2017	5.37%
Annual Return 2018	(5.40%)
Annual Return 2019	24.56%
Annual Return 2020	(2.83%)

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar tothe returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares. Performance prior to May 1, 2012 is that of the Fund’s predecessor portfolio.